Equity Incentive Plans and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plans and Stock-Based Compensation
Equity Incentive Plans and Stock-Based Compensation
In May 2013, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2013 Equity Incentive Plan (the “2013 Plan”), pursuant to which the Company initially reserved 1,250,000 shares of its common stock for issuance to its employees, directors and non-employee third parties. The 2013 Plan provides for the grant of incentive stock options to employees, and for the grant of nonqualified stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of stock compensation to the Company’s employees, directors, and non-employee third parties. The number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on January 1 each year, for a period of ten years, from January 1, 2014 through January 1, 2023, by 5% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors. As a result of the adoption of the 2013 Plan, no further grants may be made under the 2001 Stock Plan described below (the “2001 Plan”). As of September 30, 2013, 1,142,479 shares remained available for future grant.
The 2001 Plan provided for the grant of incentive stock options to employees, and for the grant of nonqualified stock options to employees, directors and non-employee third parties. Stock options were granted at exercise prices not less than the estimated fair market value of the Company’s common stock at the date of grant. Stock options generally expire ten years from the date of grant. Certain options are eligible for exercise prior to vesting. Shares issued as a result of early exercise are subject to repurchase by the Company upon termination of employment or services, at the lesser of the price paid or the fair value of the shares on the repurchase date. At September 30, 2013, there were 65,000 shares of common stock outstanding subject to the Company’s right of repurchase at a price of $8.64 per share. No such shares were outstanding at December 31, 2012. The Company recorded a liability for the exercise price of unvested shares, which will be reclassified to common stock and additional paid-in capital as the shares vest. At December 31, 2012 and September 30, 2013, the Company recorded $0 and $0.6 million, respectively, within other current liabilities in the accompanying condensed consolidated balance sheets for shares issued with repurchase rights.
Stock-based compensation expense related to stock options is included in the following line items in the accompanying condensed consolidated statements of operations for the nine months ended September 30, 2012 and 2013 (in thousands):

	Nine Months Ended September 30,
	2012	2013
Cost of revenue	$38	$159
Sales and marketing	121	439
Research and development	74	264
General and administrative	160	571
	$393	$1,433

The following table summarizes the assumptions used for estimating the fair value of stock options granted for the nine months ended September 30, 2012 and 2013:

	Nine Months Ended September 30,
	2012	2013
Risk-free interest rate	0.4% - 0.9%	0.3% - 1.7%
Expected term (years)	5.00 - 6.25	5.00 - 6.25
Expected volatility	51% - 61%	49% - 59%
Dividend yield	0%	0%
Weighted average grant date fair value	$3.07	$4.73

The following is a summary of stock option activity for the nine months ended September 30, 2013:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding options as of December 31, 2012	2,202,712	$3.84
Granted	681,713	11.38
Exercised	(217,047)	4.14
Forfeited	(72,454)	7.74
Expired	(25,531)	2.53
Outstanding options as of September 30, 2013	2,569,393	$5.75	7.46	$79,336
Exercisable as of September 30, 2013	1,333,663	$2.98	6.09	$44,876
Vested and expected to vest as of September 30, 2013	2,408,183	$5.47	7.35	$75,030

The total compensation cost related to nonvested awards not yet recognized as of September 30, 2013 was $2.5 million and will be recognized over a weighted average period of approximately 1.5 years. The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2012 and 2013 was $0.3 million and $1.7 million, respectively.

Stock-Based Compensation
The Company established the ChannelAdvisor Corporation 2001 Stock Plan (the “Plan”), pursuant to which the Company has reserved 3,995,547 shares of its common stock for issuance to its employees, directors and non-employee third parties. The Plan permits the granting of both incentive stock options and nonqualified stock options.
The terms of the stock option grants, including the exercise price per share and vesting periods, are determined by the compensation committee of the Company’s board of directors. Stock options are granted at exercise prices not less than the estimated fair market value of the Company’s common stock at the date of grant. As of December 31, 2012, the Company had 1,167,843 shares allocated to the Plan, but not yet issued. The options typically vest quarterly over a four-year period. The options expire ten years from the grant date. Compensation expense for the fair value of the options at their grant date is recognized ratably over the vesting schedule.
The Plan allows for the granting of options that may be exercised before the options have vested. Shares issued as a result of early exercise are subject to repurchase by the Company upon termination of employment or services, at the lesser of the price paid or the fair value of the shares on the repurchase date. At December 31, 2011 and 2012, there were no shares of common stock outstanding subject to the Company’s right of repurchase.
Stock-based compensation expense related to stock options is included in the following line items in the accompanying consolidated statements of operations for the years ended December 31 (in thousands):

	2010	2011	2012
Cost of revenue	$21	$15	$64
Sales and marketing	59	16	224
Research and development	38	58	105
General and administrative	216	111	245
	$334	$200	$638

The Company values stock options using the Black-Scholes option-pricing model, which requires the input of subjective assumptions, including the risk-free interest rate, expected life, expected stock price volatility and dividend yield. The risk-free interest rate assumption is based upon observed interest rates for constant maturity U.S. Treasury securities consistent with the expected term of the Company’s employee stock options. The expected life represents the period of time the stock options are expected to be outstanding and is based on the “simplified method.” Under the “simplified method,” the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company used the “simplified method” due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options. The Company assumed no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company’s history of not paying dividends.
The following table summarizes the assumptions used for estimating the fair value of stock options granted for the years ended December 31:

	2010	2011	2012
Risk-free interest rate	0.5% - 3.0%	0.4% - 2.0%	0.1% - 0.9%
Expected term (years)	6.25	6.25	4.00 - 6.25
Expected volatility	39% - 55%	28% - 56%	49% - 60%
Dividend yield	0%	0%	0%
Weighted average grant date fair value	$0.64	$0.80	$2.88

The following is a summary of the option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding balance at December 31, 2011	1,936,191	$2.08
Granted	647,750	8.16
Exercised	(124,624)	1.76
Forfeited	(94,701)	2.40
Expired	(161,904)	1.92
Outstanding balance at December 31, 2012	2,202,712	$3.84	7.16	$10,843
Exercisable at December 31, 2012	1,180,913	$2.24	5.73	$7,710
Vested and expected to vest at December 31, 2012	2,067,549	$3.68	7.03	$10,549

The total compensation cost related to nonvested awards not yet recognized as of December 31, 2012 was $1.3 million and will be recognized over a weighted average period of approximately 1.5 years. The aggregate intrinsic value of employee options exercised during the years ended December 31, 2010, 2011, and 2012 was $0.1 million, $0.1 million and $0.7 million, respectively.
During 2010, the Company repriced options to purchase 383,417 shares of common stock that were originally priced at $4.00 per share and were modified lower to $2.24 per share for 124 employees. The Company recorded $0.1 million of incremental stock-based compensation as a result of this modification.
During 2010 and 2011, the Company extended the life of options to purchase 285,976 shares of common stock that were held by three former executives. As a result of this modification, the Company recorded incremental stock-based compensation of $45,000 and $3,000 during the years ended December 31, 2010 and 2011, respectively.